Tax expenses (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ (768)		₪ 818
Recognized in profit or loss	(1,249)		(1,586)
Ending Balance	(2,017)		(768)
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		$ (247)
Ending Balance | $		(648)
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(2,254)		(1,118)
Recognized in profit or loss	(4,257)		(1,136)
Ending Balance	(6,511)		(2,254)
Financial assets carried at fair value through profit or loss [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		(725)
Ending Balance | $		(2,094)
Financial liabilities carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance
Recognized in profit or loss	3,210
Ending Balance	3,210
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	691		511
Recognized in profit or loss	(92)		180
Ending Balance	599		691
Employees benefits [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		222
Ending Balance | $		193
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	436		736
Recognized in profit or loss	(120)		(300)
Ending Balance	316		436
Allowance for doubtful accounts [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		140
Ending Balance | $		102
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	359		689
Recognized in profit or loss	10		(330)
Ending Balance	₪ 369		₪ 359
Carry forward tax losses [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $		116
Ending Balance | $		$ 119